Assets and Related Liabilities Held For Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Assets and Related Liabilities Held For Sale	Assets and Related Liabilities Held for Sale
The Company's assets and related liabilities held for sale are summarized below:

(In thousands)	March 31, 2019	December 31, 2018
Assets
Restricted cash	$5,192	$6,213
Real estate, net	4,635,406	3,645,406
Equity investment	12,937	13,422
Goodwill	20,000	20,000
Intangible assets, net	166,187	135,924
Other assets	226,641	146,380
Due from affiliates	2,472	2,290
Total assets held for sale	$5,068,835	$3,969,635

Liabilities
Debt, net	$1,909,386	$1,064,585
Lease intangibles and other liabilities, net	114,725	153,910
Total liabilities related to assets held for sale	$2,024,111	$1,218,495

Assets and Liabilities Related to Discontinued Operations
At March 31, 2019 and December 31, 2018, assets totaling $4.3 billion and $3.2 billion, respectively, and liabilities totaling $2.0 billion and $1.2 billion, respectively, in connection with the industrial segment and related management platform, were classified as held for sale and discontinued operations. The industrial assets held for sale consisted primarily of real estate and related intangible assets of $4.1 billion at March 31, 2019 and $3.0 billion at December 31, 2018, as well as goodwill associated with the industrial management platform, fee receivable from the industrial open-end fund, presented as due from affiliates, and the Company's general partner interest in the industrial open-end fund, presented as equity investment in the table above. Debt classified as held for sale represents all outstanding debt of the industrial segment which is expected to be assumed by the buyer or extinguished concurrent with closing of the sale. At March 31, 2019, the outstanding debt of the industrial segment was composed of $1.1 billion fixed rate and $0.9 billion variable rate, bearing an overall weighted average interest rate of 3.93%, and weighted average remaining maturity of 7.9 years.
The first three months of 2018 also included income from discontinued operations of $0.1 million related to certain properties in the THL Hotel Portfolio acquired in July 2017 that qualified as held for sale at the time of foreclosure. Such properties were fully disposed in the second quarter of 2018.
Income from discontinued operations is presented below.

	Three Months Ended March 31,
(In thousands)	2019	2018
Revenues
Property operating income	$81,232	$68,353
Fee income	2,472	1,314
Interest and other income	1,140	1,116
Revenues from discontinued operations	84,844	70,783
Expenses
Property operating expense	22,337	21,400
Interest expense	14,627	10,190
Investment and servicing expense	530	74
Depreciation and amortization	39,445	29,945
Compensation expense—cash and equity-based (1)	2,659	2,395
Compensation expense—carried interest (2)	(221)	859
Administrative expenses	1,629	1,317
Expenses from discontinued operations	81,006	66,180
Other income (loss)
Gain from sale of real estate	22,848	2,293
Other loss, net	(8)	—
Equity method earnings (loss), including carried interest	(472)	2,183
Income from discontinued operations before income taxes	26,206	9,079
Income tax benefit (expense)	87	15
Income from discontinued operations	26,293	9,094
Income from discontinued operations attributable to:
Noncontrolling interests in investment entities	17,309	5,019
Noncontrolling interests in Operating Company	545	244
Income from discontinued operations attributable to Colony Capital, Inc.	$8,439	$3,831
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(1)	Includes equity-based compensation of $0.7 million and $0.5 million for the three months ended March 31, 2019 and 2018, respectively.

Colony Credit
The contribution of the CLNY Contributed Portfolio (as described in Note 1) to Colony Credit and the concurrent all-stock merger of Colony Credit with NorthStar I and NorthStar II closed on January 31, 2018. Colony Credit's class A common stock began trading on the NYSE on February 1, 2018.
Upon closing of the Combination, the Company and its affiliates, NorthStar I stockholders and NorthStar II stockholders each owned approximately 37%, 32% and 31%, respectively, of Colony Credit on a fully diluted basis.
The Company, through certain of its subsidiaries, received 44,399,444 shares of Colony Credit's class B-3 common stock and 3,075,623 common membership units in Colony Credit's operating company (the “CLNC OP Units”) in exchange for its contribution of the CLNY Contributed Portfolio to Colony Credit.
The CLNY Contributed Portfolio comprised the Company's interests in certain commercial real estate loans, net lease properties and limited partnership interests in third party sponsored funds, which represented a select portfolio of U.S. investments within the Company’s other equity and debt segment that were transferable assets consistent with Colony Credit's strategy.
Each share of Colony Credit's class B-3 common stock automatically converted into Colony Credit's class A common stock on a one-for-one basis upon close of trading on February 1, 2019. The CLNC OP Units are redeemable for cash or Colony Credit’s Class A common stock on a one-for-one basis, in the sole discretion of Colony Credit.
In connection with the merger of NorthStar I and NorthStar II with and into Colony Credit, their respective stockholders received shares of Colony Credit's class A common stock based on pre-determined exchange ratios.
As contemplated in the combination agreement, a certain loan receivable previously held by NorthStar I in the original principal amount of $150.2 million was not transferred to Colony Credit (the “NorthStar I Excluded Asset”). Upon closing of the Combination, the Company acquired a $65 million senior participation interest in the NorthStar I Excluded Asset at par, and the remaining junior participation interest in the NorthStar I Excluded Asset (the "NorthStar I Retained Asset") was transferred to a liquidating trust in exchange for beneficial interests in the liquidating trust and subsequently distributed to NorthStar I stockholders.
As a result of the Combination, the Company's management contracts with NorthStar I and NorthStar II were terminated and the related management contract intangible assets totaling $139.0 million were written off (Note 9). Concurrent with the closing of the Combination, a wholly-owned subsidiary of the Company entered into a management agreement with Colony Credit.
Upon closing of the Combination, the Company's contribution of the CLNY Contributed Portfolio to Colony Credit, and the merger of Colony Credit with NorthStar I and NorthStar II, resulted in a deconsolidation of the CLNY Investment Entities. The following table presents the assets, liabilities and noncontrolling interests of the CLNY Investment Entities that were deconsolidated on January 31, 2018:

(In thousands)	January 31, 2018
Assets
Cash and cash equivalents	$99,883
Restricted cash	41,270
Real estate	219,748
Loans receivable	1,287,994
Investments in unconsolidated ventures	208,738
Deferred leasing costs and intangible assets	10,831
Other assets	25,755
1,894,219
Liabilities
Debt	$379,927
Accrued and other liabilities	41,318
421,245
Noncontrolling interests
Noncontrolling interests—investment entities	330,980
Noncontrolling interests—Operating Company	64,294
395,274
Equity attributable to Colony Capital, Inc.	$1,077,700

The Company measured its interest in Colony Credit based upon its proportionate share of Colony Credit's fair value at the closing date of the Combination. The excess of fair value over carrying value of the Company's equity interest in the CLNY Investment Entities upon deconsolidation of $9.9 million was recognized in other gain on the consolidated statement of operations.
The Company does not control Colony Credit as the Company's role as the external manager of Colony Credit is under the supervision and direction of the board of directors of Colony Credit, the majority of whom are independent directors. However, the Company has significant influence over Colony Credit through its representation on the board of directors and through its role as the external manager. Accordingly, the Company accounts for its investment in Colony Credit under the equity method.Assets and Related Liabilities Held for Sale
The Company's assets and related liabilities held for sale are summarized below:

(In thousands)	December 31, 2018	December 31, 2017
Assets
Restricted cash	$6,213	$5,186
Real estate, net	3,645,406	3,171,777
Equity investment	13,422	2,840
Goodwill (1)	20,000	40,000
Intangible assets, net	135,924	126,209
Other assets	146,380	61,361
Due from affiliates	2,290	1,157
Total assets held for sale	$3,969,635	$3,408,530

Liabilities
Debt, net	$1,064,585	$1,198,363
Lease intangibles and other liabilities, net	153,910	149,749
Total liabilities related to assets held for sale	$1,218,495	$1,348,112
__________

(1)	Goodwill is associated with the broker-dealer and the industrial businesses. The broker-dealer business was contributed to the Colony S2K joint venture, an equity method investee, in April 2018.
Assets and Liabilities Related to Discontinued Operations
At December 31, 2018 and 2017, assets held for sale totaling $3.2 billion and $2.6 billion, respectively, and related liabilities totaling $1.2 billion and $1.1 billion, respectively, constituted discontinued operations. This is composed of the industrial segment and associated management platform in both years and to a lesser extent, at December 31, 2017, certain properties in the THL Hotel Portfolio that qualified as held for sale upon consensual foreclosure. The assets held for sale consisted primarily of real estate and related intangible assets of $3.0 billion and approximately $2.6 billion at December 31, 2018 and 2017, respectively, as well as goodwill associated with the industrial management platform of $20.0 million, fee receivable from the industrial open-end fund, presented as due from affiliates, and the Company's general partner interest in the industrial open-end fund, presented as equity investment in the table above. Outstanding debt of the industrial segment is expected to be assumed by the buyer or extinguished concurrent with closing of the sale and is classified as held for sale, totaling $1.1 billion and $1.0 billion at December 31, 2018 and 2017, respectively.Discontinued Operations
All of discontinued operations in 2016 and predominantly in 2017 and 2018 represent the results of operations of (i) the industrial segment which includes direct compensation and administrative expenses of the industrial business, and (ii) associated fee income, equity method earnings from the Company's general partner interest in the industrial open-end fund, predominantly carried interest, and compensation related to carried interest sharing, which are reported under the investment management segment.
Discontinued operations also consisted of a manufactured housing portfolio acquired through the Merger in January 2017 and sold in March 2017, and certain properties acquired through consensual foreclosure of the THL Hotel Portfolio in July 2017, which were fully disposed in the second quarter of 2018. All of these properties qualified as held for sale at the time of acquisition, therefore reported as discontinued operations. The manufactured housing portfolio generated net income of $12.6 million in 2017 prior to its sale, while results from discontinued operations of the properties in the THL Hotel Portfolio were immaterial in 2017 and 2018.
Income or loss from discontinued operations is presented below.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Revenues
Property operating income	$288,367	$284,051	$194,670
Fee income	7,378	4,022	—
Interest and other income	3,775	4,742	1,687
Revenues from discontinued operations	299,520	292,815	196,357
Expenses
Property operating expenses	84,162	87,726	55,924
Interest expense	42,713	47,594	44,834
Investment and servicing expense	436	542	167
Transaction costs	—	—	921
Placement fees	234	1,650	—
Depreciation and amortization	129,104	109,265	88,854
Impairment loss	948	44	407
Compensation expense—cash and equity-based (1)	11,156	8,119	7,856
Compensation expense—carried interest	4,696	—	—
Administrative expenses	4,569	4,703	2,699
Expenses from discontinued operations	278,018	259,643	201,662
Other income
Gain on sale of real estate	7,633	22,504	2,888
Equity method earnings, including carried interest	10,636	1,868	27
Income (loss) from discontinued operations before income taxes	39,771	57,544	(2,390)
Income tax expense	(189)	(2,096)	(586)
Income (loss) from discontinued operations	39,582	55,448	(2,976)
Income (loss) from discontinued operations attributable to:
Noncontrolling interests in investment entities	21,260	24,407	(1,924)
Noncontrolling interests in Operating Company	1,113	1,249	(168)
Income (loss) from discontinued operations attributable to Colony Capital, Inc.	$17,209	$29,792	$(884)

__________
(1)
Includes equity-based compensation of $2.9 million, $3.3 million and $0.6 million for the years ended December 31, 2018, 2017 and 2016, respectively.